SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Tabular Disclosure Related To Classification Of Debt Interest Rate [Table Text Block]

Rates and maturities on these advances at December 31, 2012 and 2011 were as follows:

	Fixed-	Fixed-Rate	Variable
	Rate	Convertible	Convertible
2012
Highest rate	3.99%	3.47%	4.00%
Lowest rate	0.84%	3.47%	4.00%
Weighted average rate	2.33%	3.47%	4.00%
Matures through	2036	2018	2020

2011
Highest rate	4.04%	4.30%	4.00%
Lowest rate	0.84%	3.47%	4.00%
Weighted average rate	2.76%	3.88%	4.00%
Matures through	2036	2018	2020

Schedule of Debt [Table Text Block]

Average rates of long-term debt and short-term borrowings were as follows:

	At or for the Year Ended December 31,
(dollars in thousands)	2012	2011
Long-term debt
Long-term debt outstanding at end of period	$60,527	$60,577
Weighted average rate on outstanding long-term debt	2.80%	3.33%
Maximum outstanding long-term debt of any month end	60,573	60,620
Average outstanding long-term debt	60,206	61,421
Approximate average rate paid on long-term debt	3.02%	3.32%

Short-term borrowings
Short-term borrowings outstanding at end of period	$1,000	$-
Weighted average rate on short-term borrowings	0.36%	0.00%
Maximum outstanding short-term borrowings at any month end	14,000	15,703
Average outstanding short-term borrowings	3,639	2,168
Approximate average rate paid on short-term borrowings	1.40%	1.91%

Schedule of Maturities of Long-term Debt [Table Text Block]

The contractual maturities of long-term debt are as follows:

	December 31, 2012
	Fixed-	Fixed-Rate	Variable
	Rate	Convertible	Convertible	Total

Due in 2013	$5,000,000	$-	$-	$5,000,000
Due in 2014	750,000	-	-	750,000
Due in 2015	14,000,000	-	-	14,000,000
Due in 2016	-	-	-	-
Due in 2017	10,000,000	-	-	10,000,000
Thereafter	10,777,208	10,000,000	10,000,000	30,777,208
	$40,527,208	$10,000,000	$10,000,000	$60,527,208